Schedule of warrants outstanding (Details) - $ / shares	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Warrant outstanding, Number (in shares)	548,444	583,090
Warrant outstanding, Weighted average remaining contractual life (years)	1 year 2 months 4 days
Warrant outstanding, Weighted average exercise price	$ 0.01	$ 1.93
Warrants [member] | June 2024 [member]
IfrsStatementLineItems [Line Items]
Warrant outstanding, Number (in shares)	548,444
Warrant outstanding, Weighted average remaining contractual life (years)	1 year 2 months 4 days
Warrant outstanding, Weighted average exercise price	$ 0.01